Leases	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Leases
Leases
We have operating leases for certain property and equipment under various noncancelable agreements, the most significant of which are rail car leases and barge tow charters for the distribution of fertilizer. The rail car leases currently have minimum terms ranging from two to ten years and the barge charter commitments range from approximately two to seven years. We also have terminal and warehouse storage agreements for our distribution system, some of which contain minimum throughput requirements. The storage agreements contain minimum terms generally ranging from one to three years and commonly contain automatic annual renewal provisions thereafter unless canceled by either party.
Future minimum payments under noncancelable operating leases as of December 31, 2014 are shown below.

Operating Lease Payments
(in millions)
2015	$96.6
2016	94.9
2017	78.3
2018	61.6
2019	49.1
Thereafter	101.4
$481.9

Total rent expense for cancelable and noncancelable operating leases was $92.9 million for 2014, $98.9 million for 2013 and $89.7 million for 2012.